Debt securities in issue (Tables)	6 Months Ended
Jun. 30, 2021
Debt securities in issue [Abstract]
Changes in debt securities in issue
Changes in debt securities in issue
in EUR million
30
June
2021
31
December
2020
Opening balance as at 1 January 82,065 118,528
Additions 42,208 65,308
Redemptions / Disposals -32,233 -99,212
Exchange rate differences 955 -3,403
Other movements -1,156 844
Closing balance 91,840 82,065